Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

March 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Fountainhead Special Value Fund, dated March 1, 2012, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on February 27, 2012 (accession number 0001145443-12-000154).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2030 or megan.koehler@atlanticfundservices.com.

/s/ Megan Hadley Koehler

Megan Hadley Koehler
Assistant Secretary to the Registrant

Cc:  Francine J. Rosenberger, Esq.
K&L Gates LLP

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 |  F:  207-347-2190
Luxembourg    Poland    United States
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